RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 17: - RELATED PARTIES BALANCES AND TRANSACTIONS

The Company’s board approved Galil Software pursuant to which the Company acquired services amounting to approximately $ 147 and $ 894 for the years ended December 31, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, the Company had other payables balance due to its related party in amount of approximately $ 40 and $ 118, respectively.